22. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term benefits for employees and officers	R$ 40,522	R$ 37,452	R$ 32,848
Post-employment benefits	111	109	105
Key management personnel compensation	R$ 40,633	R$ 37,561	R$ 32,953